Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
17.	Related Party Transactions
The principal related parties with which the Group had transactions during the years presented are as follows:

Name of Entity or Individual	Relationship with the Company
Mr. Huazhi Hu	Principal Shareholder of the Company, Chairman of the Board and Chief Executive Officer
Guangzhou Yitong Zhihang Technology Co., Ltd.(“Yitong Zhihang”)	A company over which the Group has significant influence
Xinjiang Xiyu Qingniao General Aviation Co., Ltd.(“Xiyu Qingniao”)	A company over which the Group has significant influence
Hefei Heyi Aviation Co., LTD (“Hefei Heyi”)	A company over which the Group has significant influence
Wanyi Tianxia (Zhuhai) Aviation Co., LTD (“Wanyi Tianxia”)	A company over which the Group has significant influence
Wuxi Liangyun low-altitude commercial operation management Co., LTD (“Wuxi Liangyun”)	A company over which the Group has significant influence
Guangxi Fengshan Fengyi Aviation Service Co., LTD (“Fengshan Fengyi”)	A company over which the Group has significant influence

(1)	Transaction with related parties:
For the year ended December 31, 2024, the revenue of products from Hefei Heyi, Wanyi Tianxia and Fengshan Fengyi amounted to RMB133(US$18), and the revenue of services from Yitong Zhihang, Hefei Heyi, Wanyi Tianxia and Wuxi Liangyun amounted to RMB1,225 (US$168).
For the year ended December 31, 2023, the revenue of products from Yitong Zhihang and Xiyu Qingniao amounted to RMB3,009 and RMB8,850, respectively.

(2)	Amount due to or from related parties:
As of December 31, 2024, RMB2,000 (US$274) of contract liabilities derived from the sales of UAVs and amount due from related parties amounting to RMB505 (US$69) represented the receivables for the sales of service and accessories.
As of December 31, 2023, RMB2,000 of contract liabilities derived from the sales of UAVs and amount due from related parties amounting to RMB1,700 represented the receivables for the sales of UAVs.

(3)	Guarantee received for borrowings:
As of December 31, 2023 and 2024, respectively, RMB40,000 and RMB34,472 (US$4,723) short-term bank loans, and RMB12,846 and RMB16,000 (US$2,192) long-term bank loans were guaranteed by the Group’s founder and director, Mr. Huazhi Hu.